Marketable Securities	12 Months Ended
Feb. 29, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

3.	Marketable Securities

	February 29, 2012		February 28, 2011
	Cost	Fair value	Cost	Fair value
	$	$	$	$

401,500 (28 February 2011 – 601,500) common shares of Teryl Resources Corp.	106,861	28,104	160,092	102,255

During the year ended February 29, 2012 a total of 200,000 (2011 – 405,500) shares of Teryl Resources Corp. were sold for total proceeds of $15,421 (2011 - $75,720) with total cost of $53,261 (2011 - $107,925).